Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (21,214,850)	$ (15,777,704)	$ 23,596,914
Adjustments to reconcile net income(loss) to net cash (used in) provided by operating activities:
Depreciation	22,205	42,235	42,042
Deferred tax benefit	(110)	(1,076)	(341)
Amortization of operating lease right-of-use assets	84,221	43,517
Share-based compensation	1,200,562
Gain from disposal of testing vessel	(39,662)
Change in fair value of convertible notes	23,213,031
Loss on settlement of convertible notes	306,793
Changes in operating assets and liabilities:
Accounts receivable	(6,598,746)	2,971,527	3,871,400
Prepayments and other assets	(4,491,777)	4,065,720	376,537
Due from related parties	4,295	1,137,951	(935,409)
Accounts payable	308,044	(489,327)	262,029
Advances from customers	2,321,012	(6,603,865)	3,884,799
Accrued expenses and other liabilities	1,684,729	(3,107,396)	2,025,425
Taxes payable	(48,405)	(7,390)	9,034
Operating leases liabilities	(79,548)	(48,190)
Net cash (used in) provided by operating activities	(3,328,206)	(17,773,998)	33,132,430
Cash flows from financing activities:
Net cash acquired in the reverse recapitalization		23
Repayment to related parties	(8,507,613)	(13,222,559)	(6,467,686)
Loans from related parties	10,687,510	13,378,750	2,520,364
Repayment of long-term bank loans	(917,679)	(832,579)	(1,022,130)
Capital contributed by shareholders	2,847,000		7,419
Dividends to shareholders		(902,000)	(16,952,502)
Proceeds from convertible notes	5,307,000
Repayment of convertible notes	(1,445,015)
Net cash provided by (used in) financing activities	7,971,203	(1,578,365)	(21,914,535)
Net increase (decrease)in cash and cash equivalents	4,642,997	(19,352,363)	11,217,895
Cash and cash equivalents, beginning of year	2,219,973	21,572,336	10,354,441
Cash and cash equivalents, end of year	6,862,970	2,219,973	21,572,336
Supplemental disclosure information:
Cash paid for income taxes	52,654	10,870	2,503
Cash paid for interest	90,191	60,789	81,413
SUPPLEMENTAL DISCLOSURES OF NON-CASH ACTIVITIES
Addition to property and equipment through due to related party			522,388
Operating lease right-of-use assets extinguished and obtained in exchange for operating lease liabilities, respectively	97,122	252,339
Ordinary Shares issued for prepaid services – current portion	3,338,719
Ordinary Shares issued for prepaid services – noncurrent portion	2,447,180
Ordinary Shares issued for settlement of convertible notes	149,453
Ordinary Shares issued for conversion of convertible notes	27,232,356
Disposal of testing vessel through settlement of liabilities	579,147
Conversion of rights to Ordinary Shares upon the reverse merger recapitalization		$ 500,000